Subsidiary	9 Months Ended
Sep. 30, 2014
Subsidiary
Subsidiary

6.	Subsidiary

On September 30, 2014, Eastside Distilling Inc. was incorporated in the state of Nevada. One hundred percent of the 1,000 shares at .01 par value authorized are issued to the Company. Eastside Distilling, Inc. (the Subsidiary) had no activity on September 30, 2014.